Other Assets and Liabilities (Details of Other Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2024	Mar. 31, 2023
Other assets:
Receivables from brokers, dealers and customers for securities transactions		¥ 2,278,334	¥ 4,469,286
Other		571,349	468,344
Collateral pledged for derivative transactions		1,406,369	988,881
Margins provided for futures contracts		264,473	183,747
Other		1,014,478	890,350
Prepaid pension cost		763,254	768,998
Right-of-use assets		522,936	549,668
Security deposits		83,204	83,343
Loans held for sale		103,592	228,995
Other	[1]	1,272,162	1,069,348
Total		8,280,151	9,700,960
Other liabilities:
Payables to brokers, dealers and customers for securities transactions		1,049,094	1,799,116
Other		639,106	527,493
Guaranteed trust principal	[2]	785,292	817,448
Lease liabilities		548,699	571,087
Collateral accepted for derivative transactions		1,382,985	1,008,083
Margins accepted for futures contracts		25,405	81,925
Unearned income		101,150	112,077
Other		1,737,267	1,399,466
Total		¥ 6,268,999	¥ 6,316,695

[1]	The MHFG Group included premises and equipment classified as held for sale in Other.
[2]	Guaranteed trust principal, included in All other liabilities in the disclosure about consolidated VIEs in the accompanying balance sheets, is a liability of certain consolidated trust arrangements that meet the definition of a VIE for which the MHFG Group provides guarantees for the repayment of principal. See Note 23 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trusts.